Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1) (a)	Summary Compensation Table Total for Current PEO (2) (b)	Compensation Actually Paid to Current PEO (3) (c)	Summary Compensation Table Total for Former PEO (2) (d)	Compensation Actually Paid to Former PEO (3) (e)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (2) (f)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3) (g)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands) (j)	Total Revenue (in thousands) (k)
							Total Shareholder Return 10-K Item 5 (4) (h)	Peer Group Total Shareholder Return 10-K Item 5 (5) (i)
2025	$5,042,584	$11,993,467	$—	$—	$2,010,246	$4,452,415	$159.55	$124.75	$554	$291,845
2024	$3,827,109	$5,578,059	$6,826,608	$8,458,416	$2,025,711	$2,873,702	$68.90	$93.49	$(54,836)	$203,070
2023	$—	$—	$2,136,766	$3,455,757	$1,327,426	$2,034,808	$47.76	$94.03	$(62,255)	$163,914
2022	$—	$—	$2,805,599	$1,018,796	$1,400,390	$738,045	$27.03	$89.90	$(94,660)	$110,248
2021	$—	$—	$3,764,134	$2,287,646	$1,650,917	$989,034	$59.55	$100.02	$(122,725)	$49,950

Company Selected Measure Name			Total Revenue
Named Executive Officers, Footnote	Mr. Edick served as our former Chief Executive Officer, during 2023, 2022, and 2021, until he resigned from such position effective August 1, 2024. Mr. Shannon has served as our Chief Executive Officer since August 1, 2024. Previously he served as President and Chief Operating Officer from October 2021 to August 2024. The Other NEOs reflected in columns (f) and (g) above represent the following individuals for each of the years shown:
2025 – Steve Pieper, Kevin McCulloch, Beth Hecht, and Anh Nguyen
2024 – Steve Pieper, Kevin McCulloch, Beth Hecht, and Ken Johnson
2023 – Steve Pieper, John Shannon, Beth Hecht, and Ken Johnson
2022 – John Shannon and Beth Hecht
2021 – John Shannon, Beth Hecht, and Barry Deutsch

Biographical information for each of these individuals and their positions can be found above, or in the proxy statement for the year upon which compensation was reported, under the heading “Executive Officers.”

Peer Group Issuers, Footnote			Represents the weighted cumulative total return on $100 invested as of the last day of public trading in fiscal year 2021 through the last day of public trading in the applicable fiscal year for which the cumulative total return is reported, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology Index for all four fiscal years disclosed, which is the same peer group used in our Annual Report on Form 10-K for each of these years for purposes of Item 201(e) of Regulation S-K. The return of this index is calculated assuming reinvestment of dividends during the period presented.
PEO Total Compensation Amount			$ 5,042,584		$ 2,136,766	$ 2,805,599	$ 3,764,134
PEO Actually Paid Compensation Amount			$ 11,993,467		3,455,757	1,018,796	2,287,646
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) and column (e) represent the amount of “compensation actually paid” to Mr. Edick and Mr. Shannon, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the Other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our current PEO, our former PEO, or the Other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEOs’ and the Other NEOs’ total compensation for each year to determine the compensation actually paid for the relevant year.

Fiscal Year	2025	2024		2023	2022	2021
	Current PEO	Current PEO	Former PEO	Former PEO	Former PEO	Former PEO
Summary Compensation Table Total for PEO ($)	$5,042,584	$3,827,109	$6,826,608	$2,136,766	$2,805,599	$3,764,134
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(3,686,615)	(2,761,537)	(4,228,969)	(930,000)	(1,686,000)	(2,495,720)
Plus Value, as of Fiscal Year End, of Equity Awards Granted During the Fiscal Year That Were Outstanding and Unvested at Fiscal Year End ($)	6,280,000	3,857,964	5,085,000	1,762,500	798,000	1,291,664
Plus Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in Previous Fiscal Years ($)	4,088,330	606,666	729,498	511,614	(606,213)	(330,608)
Plus Change in Fair Value, Between the Vesting Date and the End of the Prior Fiscal Year, of Equity Awards Granted in Prior Years that Vested in the Year ($)	269,168	47,857	46,279	(25,123)	(292,590)	58,176
Compensation Actually Paid to PEO ($)	$11,993,467	$5,578,059	$8,458,416	$3,455,757	$1,018,796	$2,287,646

Fiscal Year	2025		2024	2023	2022	2021
Average Summary Compensation Table Total for Non-PEO NEOs ($)	$2,010,246		$2,025,711	$1,327,426	$1,400,390	$1,650,917
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(1,215,051)		(1,295,756)	(604,500)	(667,375)	(702,733)
Plus Value, as of Fiscal Year End, of Equity Awards Granted During the Fiscal Year That Were Outstanding and Unvested at Fiscal Year End ($)	1,677,938		1,794,182	1,145,625	315,875	293,000
Plus Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in Previous Fiscal Years ($)	1,895,499		324,133	170,690	(213,426)	(141,228)
Plus Fair Value as of Vesting Date of Equity Awards That Were Granted and Vested in the Year ($)	—		—	—	—	90,850
Plus Change in Fair Value, Between the Vesting Date and the End of the Prior Fiscal Year, of Equity Awards Granted in Prior Years that Vested in the Year ($)	83,783		25,432	(4,433)	(97,419)	(201,772)
Compensation Actually Paid to Non-PEO NEOs ($)	$4,452,415		$2,873,702	$2,034,808	$738,045	$989,034

Non-PEO NEO Average Total Compensation Amount			$ 2,010,246	$ 2,025,711	1,327,426	1,400,390	1,650,917
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,452,415	2,873,702	2,034,808	738,045	989,034
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c) and column (e) represent the amount of “compensation actually paid” to Mr. Edick and Mr. Shannon, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the Other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our current PEO, our former PEO, or the Other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEOs’ and the Other NEOs’ total compensation for each year to determine the compensation actually paid for the relevant year.

Fiscal Year	2025	2024		2023	2022	2021
	Current PEO	Current PEO	Former PEO	Former PEO	Former PEO	Former PEO
Summary Compensation Table Total for PEO ($)	$5,042,584	$3,827,109	$6,826,608	$2,136,766	$2,805,599	$3,764,134
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(3,686,615)	(2,761,537)	(4,228,969)	(930,000)	(1,686,000)	(2,495,720)
Plus Value, as of Fiscal Year End, of Equity Awards Granted During the Fiscal Year That Were Outstanding and Unvested at Fiscal Year End ($)	6,280,000	3,857,964	5,085,000	1,762,500	798,000	1,291,664
Plus Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in Previous Fiscal Years ($)	4,088,330	606,666	729,498	511,614	(606,213)	(330,608)
Plus Change in Fair Value, Between the Vesting Date and the End of the Prior Fiscal Year, of Equity Awards Granted in Prior Years that Vested in the Year ($)	269,168	47,857	46,279	(25,123)	(292,590)	58,176
Compensation Actually Paid to PEO ($)	$11,993,467	$5,578,059	$8,458,416	$3,455,757	$1,018,796	$2,287,646

Fiscal Year	2025		2024	2023	2022	2021
Average Summary Compensation Table Total for Non-PEO NEOs ($)	$2,010,246		$2,025,711	$1,327,426	$1,400,390	$1,650,917
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(1,215,051)		(1,295,756)	(604,500)	(667,375)	(702,733)
Plus Value, as of Fiscal Year End, of Equity Awards Granted During the Fiscal Year That Were Outstanding and Unvested at Fiscal Year End ($)	1,677,938		1,794,182	1,145,625	315,875	293,000
Plus Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in Previous Fiscal Years ($)	1,895,499		324,133	170,690	(213,426)	(141,228)
Plus Fair Value as of Vesting Date of Equity Awards That Were Granted and Vested in the Year ($)	—		—	—	—	90,850
Plus Change in Fair Value, Between the Vesting Date and the End of the Prior Fiscal Year, of Equity Awards Granted in Prior Years that Vested in the Year ($)	83,783		25,432	(4,433)	(97,419)	(201,772)
Compensation Actually Paid to Non-PEO NEOs ($)	$4,452,415		$2,873,702	$2,034,808	$738,045	$989,034

Compensation Actually Paid vs. Total Shareholder Return
Company TSR vs. Peer TSR vs. Compensation Actually Paid
The following graph illustrates the relationship between (i) Company TSR, (ii) Peer Group TSR and (iii) compensation actually paid to our PEO and non-PEO named executive officers for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Net Income
The following graph illustrates the relationship between (i) compensation actually paid to our PEO and non-PEOs and (ii) our net income for the fiscal years ended on December 31, 2025, 2024, 2023, 2022, and 2021:

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. Total Revenue
The following graph illustrates the relationship between (i) compensation actually paid to our PEO and non-PEOs and (ii) total revenue for the fiscal years ended on December 31, 2025, 2024, 2023, 2022, and 2021:

Total Shareholder Return Vs Peer Group
Company TSR vs. Peer TSR vs. Compensation Actually Paid
The following graph illustrates the relationship between (i) Company TSR, (ii) Peer Group TSR and (iii) compensation actually paid to our PEO and non-PEO named executive officers for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

Tabular List, Table			Total Revenue •Operating expenses (excluding cost of goods sold and amortization of intangible assets) •Cash, cash equivalents, and short-term investments
Total Shareholder Return Amount			$ 159.55	68.90	47.76	27.03	59.55
Peer Group Total Shareholder Return Amount			124.75	93.49	94.03	89.90	100.02
Net Income (Loss)			$ 554,000	$ (54,836,000)	$ (62,255,000)	$ (94,660,000)	$ (122,725,000)
Company Selected Measure Amount			291,845,000	203,070,000	163,914,000	110,248,000	49,950,000
PEO Name	Mr. Shannon	Mr. Edic	Mr. Shannon		Mr. Edick	Mr. Edick	Mr. Edick
Additional 402(v) Disclosure	The dollar amounts reported in column (b) and column (d) are the amounts of total compensation reported for Mr. Edick and Mr. Shannon, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column
(f) represent the average of the amounts reported for the Company’s Other NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Summary Compensation Table.”
Represents the cumulative total return on $100 invested in the Company’s common stock as of the last day of public trading of the Company’s common stock in fiscal year 2021 through the last day of public trading of the Company’s Common Stock in the applicable fiscal year for which the cumulative total return is reported. The Company did not pay dividends for any of 2025, 2024, 2023, 2022, or 2021.
As required by Item 402(v) of Regulation S-K, we have identified the following financial performance measures as being the most important in linking actual compensation paid to executives to our performance.

Measure:: 1
Pay vs Performance Disclosure
Name			Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Operating expenses (excluding cost of goods sold and amortization of intangible assets)
Measure:: 3
Pay vs Performance Disclosure
Name			Cash, cash equivalents, and short-term investments
John P. Shannon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,042,584	$ 3,827,109
PEO Actually Paid Compensation Amount			11,993,467	5,578,059
Paul R. Edick [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				6,826,608
PEO Actually Paid Compensation Amount				8,458,416
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,686,615)		$ (930,000)	$ (1,686,000)	$ (2,495,720)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,280,000		1,762,500	798,000	1,291,664
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,088,330		511,614	(606,213)	(330,608)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			269,168		(25,123)	(292,590)	58,176
PEO | John P. Shannon [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,761,537)
PEO | John P. Shannon [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,857,964
PEO | John P. Shannon [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				606,666
PEO | John P. Shannon [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				47,857
PEO | Paul R. Edick [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,228,969)
PEO | Paul R. Edick [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,085,000
PEO | Paul R. Edick [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				729,498
PEO | Paul R. Edick [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				46,279
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,215,051)	(1,295,756)	(604,500)	(667,375)	(702,733)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,677,938	1,794,182	1,145,625	315,875	293,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,895,499	324,133	170,690	(213,426)	(141,228)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	90,850
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 83,783	$ 25,432	$ (4,433)	$ (97,419)	$ (201,772)